Shareholders Equity - Quarterly (USD $)	Common Stock	Additional Paid-In Capital	Accumulated Deficit
Beginning Balance, Value (Quarterly Member)	$ 0	$ 0	$ 0
Beginning Balance, Shares (Quarterly Member)	0
Stock issued to founders, Shares (Quarterly Member)	3,846,000,000
Stock issued to founders, Value (Quarterly Member)	3,846	(3,846)	0
Capital Contribution (Quarterly Member)		141,986
Net Loss (Quarterly Member)			(104,167)
Ending Balance, Value (Quarterly Member)	3,846	138,140	(104,167)
Ending Balance, Shares (Quarterly Member)	3,846,000,000
Effect of Reverse Merger, Shares (Quarterly Member)	14,334
Effect of Reverse Merger, Value (Quarterly Member)	0	(177,440)	(222,560)
Issuance of stock in private placement, Shares (Quarterly Member)	700,000,000
Issuance of stock in private placement, Value (Quarterly Member)	700	39,300
Net Loss (Quarterly Member)			807
Ending Balance, Value (Quarterly Member)	$ 4,546	$ 0	$ (325,920)
Ending Balance, Shares (Quarterly Member)	4,546,014,334